Non-trading Securities	6 Months Ended
Sep. 30, 2012
Non-trading securities

5. Non-trading securities:

Non-trading securities held by the insurance subsidiary are carried at fair value within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets, and unrealized changes in fair value are reported net-of-tax within Other comprehensive income (loss) in the consolidated statements of comprehensive income. Realized gains and losses on non-trading securities are recognized within Revenue—Other in the consolidated statements of income.

The following tables present information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2012 and September 30, 2012.

	Millions of yen
	March 31, 2012
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥150,203	¥445	¥164	¥150,484
Other debt securities	37,356	115	182	37,289
Equity securities	53,358	3,194	2,069	54,483

Total	¥240,917	¥3,754	¥2,415	¥242,256

	Millions of yen
	September 30, 2012
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥94,322	¥469	¥904	¥93,887
Other debt securities	50,469	444	466	50,447
Equity securities	42,836	1,858	1,094	43,600

Total	¥187,627	¥2,771	¥2,464	¥187,934

For the six months ended September 30, 2011, non-trading securities of ¥110,297 million were disposed of resulting in ¥1,484 million of realized gains and no significant amount of related realized losses. Total proceeds received from these disposals were ¥111,601 million. For the three months ended September 30, 2011, non-trading securities of ¥106,857 million were disposed of resulting in ¥1,275 million of realized gains and no significant amount of related realized losses. Total proceeds received from these disposals were ¥108,085 million.

For the six months ended September 30, 2012, non-trading securities of ¥341,757 million were disposed of resulting in ¥5,081 million of realized gains and ¥1,009 million of realized losses. Total proceeds received from these disposals were ¥345,829 million. For the three months ended September 30, 2012, non-trading securities of ¥245,143 million were disposed of resulting in ¥3,820 million of realized gains and ¥870 million of realized losses. Total proceeds received from these disposals were ¥248,093 million. Related gains and losses were computed using the average method and were recognized in Revenue—Other in the consolidated statements of income.

The following table presents the fair value of residual contractual maturity of non-trading debt securities as of September 30, 2012. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	September 30, 2012
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥144,334	¥8,077	¥56,019	¥63,612	¥16,626

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2012 and September 30, 2012.

	Millions of yen
	March 31, 2012
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥14,954	¥164	¥—	¥—	¥14,954	¥164
Other debt securities	5,920	182	—	—	5,920	182
Equity securities	21,049	2,069	—	—	21,049	2,069

Total	¥41,923	¥2,415	¥—	¥—	¥41,923	¥2,415

	Millions of yen
	September 30, 2012
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥50,233	¥568	¥3,771	¥336	¥54,004	¥904
Other debt securities	20,684	426	2,025	40	22,709	466
Equity securities	12,396	1,094	—	—	12,396	1,094

Total	¥83,313	¥2,088	¥5,796	¥376	¥89,109	¥2,464

As of March 31, 2012, the total number of non-trading securities in unrealized loss positions is approximately 70. As of September 30, 2012, the total number of non-trading securities in unrealized loss positions is approximately 100.

Where the fair value of non-trading securities held by the insurance subsidiary has declined below amortized cost, these are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost recognized within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also recognized within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more-likely-than-not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not expect to sell or be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is recognized through earnings and any non-credit loss component recognized within Other comprehensive income (loss).

For the six and three months ended September 30, 2011, the amount of impairment losses recognized for the certain non-trading securities due to an other-than-temporary decline in value was not significant. Other gross unrealized losses of non-trading securities were considered temporary.

For the six and three months ended September 30, 2012, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥4,808 million and ¥2,974 million, respectively. The amount of credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities were not significant. Other-than-temporary impairment losses related to the non-credit loss component recognized for the certain non-trading debt securities within Other comprehensive income (loss) were ¥376 million and ¥38 million, respectively. Other gross unrealized losses of non-trading securities were considered temporary.